Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities arise as a result of the rate-setting process. Hydro One has recorded the following regulatory assets and liabilities:

December 31 (millions of dollars)	2018	2017
Regulatory assets:
Deferred income tax regulatory asset	908	1,762
Pension benefit regulatory asset	547	981
Environmental	165	196
Foregone revenue deferral	—	23
Stock-based compensation	43	40
Post-retirement and post-employment benefits non-service cost	39	—
Debt premium	22	27
Distribution system code exemption	10	10
B2M LP start-up costs	2	4
Post-retirement and post-employment benefits	—	36
Other	27	16
Total regulatory assets	1,763	3,095
Less: current portion	(42)	(46)
	1,721	3,049

Regulatory liabilities:
Post-retirement and post-employment benefits	130	—
Pension cost differential	55	23
Green Energy expenditure variance	52	60
Retail settlement variance account	39	—
External revenue variance	26	46
2015-2017 rate rider	6	6
Deferred income tax regulatory liability	86	5
Conservation and Demand Management (CDM) deferral variance	—	28
Other	23	17
Total regulatory liabilities	417	185
Less: current portion	(91)	(57)
	326	128